CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended			117 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014
CASH PROVIDED BY (USED IN):
Net loss	$ (1,162,625)	$ (20,106,911)	$ (5,270,719)	$ (42,779,688)
Adjustments required to reconcile net loss with net cash used in operating activities
Impairment of mineral properties	0	17,448,198	0	17,448,198
Warrant modification	0	0	0	1,057,787
Depreciation	46,981	93,039	169,157	842,057
(Gain)/loss on common share purchase warrants	(105,739)	0	(263,398)	(449,952)
Gain on sale of capital assets including discontinued operation	0	(42,292)	(100)	(140,412)
Loss on sale of discontinued operation	12,621	0	0	12,621
Accrued interest included in notes payable	0	0	0	95,115
Stock based compensation - employees	64,171	190,292	581,295	1,558,668
Stock based compensation - consultants	0	0	0	97,500
Loss on deposit	0	0	0	50,000
Shares issued for mineral properties	0	0	0	100,000
Shares issued for services	0	0	0	180,000
Changes in non-cash working capital balances
Prepaids and advances	51,677	140,541	(129,659)	(60,968)
Due from related parties	(25,230)	0	0	(25,230)
Accounts payable	(329,490)	166,981	(162,028)	146,711
Accrued liabilities	(12,487)	123,793	46,676	199,715
Cash used in operating activities	(1,460,121)	(1,986,359)	(5,028,776)	(21,667,878)
Financing activities
Loan payable repayment	0	0	0	(145,499)
Notes payable repayment	0	0	0	(93,344)
Due to related parties	(180,634)	243,394	(48,496)	(384,650)
Common shares and warrants issued (net of issuance costs)	1,101,926	0	0	22,231,620
Cash provided by (used in) financing activities	921,292	243,394	(48,496)	21,608,127
Investing activities
Proceeds from sale of discontinued operation	800,000	0	0	800,000
Purchase of capital assets	(1,631)	0	(168,329)	(791,724)
Gentor Resources Limited acquisition	0	0	0	255,889
Proceeds from disposal of capital assets	0	84,163	100	264,835
Return of a certificate of deposit	10,000	0	0	0
Mineral properties expenditures	0	0	0	(169,000)
Cash provided by (used in) investing activities	808,369	84,163	(168,229)	360,000
Net increase/(decrease) in cash	269,540	(1,658,802)	(5,245,501)	300,249
Cash, beginning of the year	30,709	1,689,511	6,935,012	0
Less cash from discontinued operation	(5,657)	(2,799)	(90,738)	(5,657)
Cash, end of the year	$ 294,592	$ 27,910	$ 1,598,773	$ 294,592